UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC

30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2025

Item 1: Schedule of Investments.

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 97.4%
Brazil | 12.2%
Arcos Dorados Holdings, Inc., Class A	295,510	$1,994,692
Banco do Brasil SA	1,449,204	6,014,922
BB Seguridade Participacoes SA	969,600	6,059,260
Engie Brasil Energia SA	357,898	2,736,897
Motiva Infraestrutura de Mobilidade SA	1,286,150	3,595,831
Petroleo Brasileiro SA - Petrobras ADR	323,927	4,100,916
PRIO SA (*)	435,600	3,120,753
Rede D’Or Sao Luiz SA (#)	521,300	4,121,622
Suzano SA	283,000	2,653,333
Vale SA ADR	405,200	4,400,472
Vibra Energia SA	1,154,300	5,333,127
		44,131,825
China | 21.5%
Alibaba Group Holding Ltd.	275,800	6,182,271
Anhui Conch Cement Co. Ltd., Class H	1,275,875	3,859,895
China Construction Bank Corp., Class H	9,051,038	8,710,268
China Medical System Holdings Ltd.	2,081,000	3,741,144
China Merchants Bank Co. Ltd., Class H	893,237	5,373,783
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,259,400	2,918,613
ENN Natural Gas Co. Ltd., Class A	1,363,920	3,444,122
Hengan International Group Co. Ltd.	870,527	2,843,965
Huayu Automotive Systems Co. Ltd., Class A	1,042,996	2,998,150
Lenovo Group Ltd.	3,070,000	4,564,580
Midea Group Co. Ltd., Class A	376,100	3,840,593
NetEase, Inc.	139,200	4,232,205
Ping An Insurance Group Co. of China Ltd., Class H	741,500	5,045,825
Sinopharm Group Co. Ltd., Class H	2,049,197	4,836,621
Tencent Holdings Ltd.	47,000	4,004,202
Tingyi Cayman Islands Holding Corp.	2,644,000	3,549,170
Want Want China Holdings Ltd.	4,937,000	3,356,152
Weichai Power Co. Ltd., Class H	2,301,958	4,128,835
		77,630,394
Egypt | 0.9%
Commercial International Bank - Egypt (CIB) GDR	1,590,552	3,211,669
Greece | 2.3%
National Bank of Greece SA	369,893	5,387,620
Description	Shares	Fair Value
OPAP SA	129,131	$3,013,578
		8,401,198
Hong Kong | 0.9%
ASMPT Ltd.	310,388	3,272,691
Hungary | 2.7%
MOL Hungarian Oil & Gas PLC	412,106	3,347,744
OTP Bank Nyrt	72,938	6,317,023
		9,664,767
India | 6.0%
Axis Bank Ltd.	209,147	2,666,458
Indus Towers Ltd. (*)	1,481,629	5,723,371
Infosys Ltd. ADR	323,552	5,264,191
Tata Consultancy Services Ltd.	129,497	4,213,390
UPL Ltd.	530,421	3,918,338
		21,785,748
Indonesia | 4.2%
Astra International Tbk. PT	10,602,604	3,678,042
Bank Mandiri Persero Tbk. PT	12,517,960	3,315,285
Telkom Indonesia Persero Tbk. PT ADR	287,993	5,420,028
United Tractors Tbk. PT	1,612,400	2,595,909
		15,009,264
Mexico | 7.9%
America Movil SAB de CV ADR	247,654	5,200,734
Cemex SAB de CV ADR	292,827	2,632,515
Grupo Aeroportuario del Pacifico SAB de CV ADR	19,848	4,707,747
Grupo Financiero Banorte SAB de CV, Class O	643,365	6,480,901
Grupo Mexico SAB de CV Series B	394,972	3,444,722
Kimberly-Clark de Mexico SAB de CV, Class A	1,594,789	3,373,584
Ternium SA ADR	78,328	2,720,331
		28,560,534
Peru | 0.9%
Credicorp Ltd.	12,079	3,216,396
Philippines | 0.9%
International Container Terminal Services, Inc.	392,210	3,177,532

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (continued)
Poland | 0.1%
InPost SA (*)	20,212	$248,206
Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	545,705	1
Sberbank of Russia PJSC (*), (¢)	1,580,119	1
		2
South Africa | 6.8%
Bidvest Group Ltd.	263,535	3,233,353
Kumba Iron Ore Ltd.	56,227	1,058,014
Life Healthcare Group Holdings Ltd.	3,483,024	2,344,589
Nedbank Group Ltd.	338,701	4,183,193
Sanlam Ltd.	863,814	4,181,689
Standard Bank Group Ltd.	359,071	4,918,137
Vodacom Group Ltd.	593,085	4,579,311
		24,498,286
South Korea | 11.0%
Coway Co. Ltd.	51,721	3,623,290
Hyundai Mobis Co. Ltd.	14,657	3,133,530
KB Financial Group, Inc.	76,488	6,316,962
Kia Corp.	57,526	4,135,135
KT Corp.	92,513	3,331,307
KT&G Corp.	28,286	2,692,043
Shinhan Financial Group Co. Ltd.	130,351	6,555,474
SK Hynix, Inc.	40,343	10,087,074
		39,874,815
Taiwan | 14.5%
ASE Technology Holding Co. Ltd.	1,230,000	6,672,684
Globalwafers Co. Ltd.	281,000	4,343,872
MediaTek, Inc.	134,000	5,808,593
Novatek Microelectronics Corp.	239,000	3,348,173
Quanta Computer, Inc.	600,000	5,726,825
Taiwan Semiconductor Manufacturing Co. Ltd.	373,989	16,270,150
Wiwynn Corp.	52,000	5,654,107
Yageo Corp.	822,972	4,605,397
		52,429,801
Description	Shares	Fair Value
Thailand | 1.5%
Kasikornbank PCL	619,069	$3,201,899
PTT Exploration & Production PCL (‡)	609,900	2,173,845
		5,375,744
Turkey | 1.0%
BIM Birlesik Magazalar AS	281,314	3,661,952
United Kingdom | 0.9%
Unilever PLC	57,783	3,430,136
United States | 1.2%
Schlumberger NV	125,715	4,320,825
Total Common Stocks (Cost $261,844,039)		351,901,785

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 2.6%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $9,378,300 United States Treasury Note, 4.250%, 05/15/35, with a fair value of $9,618,638) Proceeds of $9,431,098 (Cost $9,430,000)	$9,430	$9,430,000

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $500,793)	500,793	$500,793
Total Investments | 100.1% (Cost $271,774,832)		$361,832,578
Liabilities in Excess of Cash and Other Assets | (0.1)%		(191,451)
Net Assets | 100.0%		$361,641,127

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 1.1% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under US Generally Accepted Accounting Principles in the United States of America hierarchy.

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks | 58.6%
Australia | 0.7%
Computershare Ltd. ADR	8,541	$205,155
Northern Star Resources Ltd.	9,993	157,601
Perseus Mining Ltd.	39,341	128,264
Qantas Airways Ltd.	69,488	503,859
Ramelius Resources Ltd.	110,299	284,748
Regis Resources Ltd.	29,720	118,800
		1,398,427
Bermuda | 0.5%
Hamilton Insurance Group Ltd., Class B (*)	17,533	434,818
RenaissanceRe Holdings Ltd.	2,805	712,274
		1,147,092
Canada | 2.6%
Agnico Eagle Mines Ltd.	4,012	675,730
Barrick Mining Corp.	26,504	870,516
Canadian Natural Resources Ltd.	3,636	116,262
CGI, Inc.	1,202	107,063
Empire Co. Ltd., Class A	7,677	275,538
Fairfax Financial Holdings Ltd.	113	197,695
Fortuna Mining Corp. (*)	14,864	133,079
Hydro One Ltd. (#)	7,443	265,535
Kinross Gold Corp.	30,932	767,688
Loblaw Cos. Ltd.	17,809	688,840
Lundin Gold, Inc.	3,873	250,937
Metro, Inc.	3,528	236,949
Quebecor, Inc., Class B	5,480	172,547
Suncor Energy, Inc.	11,907	498,285
Torex Gold Resources, Inc. (*)	3,458	143,717
		5,400,381
China | 0.3%
BOC Hong Kong Holdings Ltd.	127,000	597,029
Denmark | 0.1%
Carlsberg AS, Class B ADR	6,632	154,327
Description	Shares	Fair Value
Finland | 0.1%
Kone OYJ ADR	5,806	$197,985
France | 1.8%
Airbus SE	498	116,415
BNP Paribas SA	11,242	1,024,801
Bureau Veritas SA ADR	2,372	148,274
EssilorLuxottica SA ADR	1,210	197,230
Gaztransport Et Technigaz SA	1,847	341,566
Legrand SA ADR	6,956	230,313
LVMH Moet Hennessy Louis Vuitton SE ADR	1,209	147,873
Orange SA	30,550	495,608
Pernod Ricard SA	864	84,953
Pernod Ricard SA ADR	3,833	74,973
Societe Generale SA	8,705	579,016
Technip Energies NV	2,271	106,903
TotalEnergies SE	3,671	224,008
		3,771,933
Germany | 0.2%
Rheinmetall AG	147	342,195
TUI AG (*)	22,425	204,270
		546,465
Hong Kong | 0.7%
AIA Group Ltd. ADR	3,760	144,497
CLP Holdings Ltd.	37,000	306,670
HKT Trust & HKT Ltd.	108,000	159,877
Sun Hung Kai Properties Ltd.	11,500	137,931
Techtronic Industries Co. Ltd. ADR	4,194	267,766
WH Group Ltd. (#)	439,500	477,703
		1,494,444
Ireland | 0.2%
Accenture PLC, Class A	1,437	354,364
AIB Group PLC	16,125	146,338
		500,702
Israel | 0.1%
Bank Hapoalim BM	5,760	117,113

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Wix.com Ltd. (*)	864	$153,472
		270,585
Italy | 0.6%
Intesa Sanpaolo SpA	72,838	481,686
Italgas SpA	9,339	85,930
Leonardo SpA	2,255	143,246
Lottomatica Group SpA	3,891	105,150
Telecom Italia SpA (*)	367,127	192,154
UniCredit SpA	2,478	188,139
		1,196,305
Japan | 4.4%
Activia Properties, Inc. REIT	125	113,829
Alps Alpine Co. Ltd.	9,800	124,063
ANA Holdings, Inc.	8,200	158,697
Asahi Kasei Corp.	36,500	286,990
Bandai Namco Holdings, Inc.	2,300	76,452
Central Japan Railway Co.	9,100	261,241
Chugoku Electric Power Co., Inc.	18,300	104,417
Daito Trust Construction Co. Ltd.	3,500	76,767
Daiwa House Industry Co. Ltd.	7,500	269,619
Denso Corp.	8,300	119,525
East Japan Railway Co.	7,900	193,586
Electric Power Development Co. Ltd.	20,800	390,462
FANUC Corp. ADR	10,891	155,741
Japan Airlines Co. Ltd.	36,500	737,196
Japan Post Holdings Co. Ltd.	44,000	436,824
KDDI Corp.	12,900	206,704
Kirin Holdings Co. Ltd.	8,800	129,036
Kuraray Co. Ltd.	5,400	62,115
Kyoto Financial Group, Inc.	3,600	76,435
Leopalace21 Corp.	27,000	130,188
MEIJI Holdings Co. Ltd.	6,700	138,919
Mitsubishi Chemical Group Corp.	15,200	87,632
Mitsubishi Electric Corp.	24,100	627,406
Mitsui Fudosan Co. Ltd.	19,600	214,114
Mizuho Financial Group, Inc. ADR	54,713	366,577
Mizuho Financial Group, Inc.	6,700	224,249
MS&AD Insurance Group Holdings, Inc.	13,400	304,002
Nagoya Railroad Co. Ltd.	6,400	76,444
NGK Insulators Ltd.	18,900	316,464
Nintendo Co. Ltd. ADR	5,210	111,181
NTT, Inc.	443,200	463,448
Description	Shares	Fair Value
Orix JREIT, Inc.	308	$208,672
Resona Holdings, Inc. ADR	10,086	203,737
Sankyo Co. Ltd.	3,900	67,741
SHO-BOND Holdings Co. Ltd.	2,500	82,167
SoftBank Corp.	281,700	414,332
Sompo Holdings, Inc.	5,700	176,043
Sony Financial Group, Inc. (*)	3,800	4,214
Sony Group Corp.	3,800	109,042
Terumo Corp.	6,700	110,575
Tokyo Electron Ltd.	1,100	198,330
Toyoda Gosei Co. Ltd.	3,100	77,053
Toyota Boshoku Corp.	5,800	96,094
Toyota Motor Corp.	21,000	401,891
		9,190,214
Monaco | 0.1%
Scorpio Tankers, Inc.	4,395	246,340
Netherlands | 0.9%
Argenx SE ADR (*)	245	180,702
ASM International NV	361	216,961
ASML Holding NV	506	489,853
Koninklijke Ahold Delhaize NV	7,103	287,360
Koninklijke KPN NV	28,949	138,998
Wolters Kluwer NV	1,788	244,076
Wolters Kluwer NV ADR	2,257	309,570
		1,867,520
Norway | 0.0%
Orkla ASA	7,292	76,302
Portugal | 0.2%
EDP SA	75,526	358,738
Singapore | 0.5%
Jardine Cycle & Carriage Ltd.	4,200	93,321
Sea Ltd. ADR (*)	827	147,810
Singapore Technologies Engineering Ltd.	15,600	104,274
United Overseas Bank Ltd.	7,300	195,836
UOL Group Ltd.	70,600	427,414
		968,655

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Spain | 0.3%
Acciona SA	1,001	$201,879
Banco Santander SA	10,436	109,070
Industria de Diseno Textil SA ADR	17,315	239,120
		550,069
Sweden | 0.2%
Assa Abloy AB ADR	10,073	174,565
Essity AB, Class B	2,720	71,137
Hexagon AB ADR	18,299	217,575
		463,277
Switzerland | 0.4%
ABB Ltd. ADR	6,823	490,915
TE Connectivity PLC	1,508	331,051
		821,966
United Kingdom | 2.5%
Admiral Group PLC	1,760	79,574
AstraZeneca PLC ADR	3,895	298,825
AstraZeneca PLC	2,010	307,034
Barclays PLC	115,686	593,214
Coca-Cola Europacific Partners PLC	3,256	294,375
Diageo PLC ADR	2,842	271,212
Global Ship Lease, Inc., Class A	5,085	156,110
HSBC Holdings PLC	46,412	655,094
International Consolidated Airlines Group SA	59,336	311,211
NatWest Group PLC	62,669	439,879
RELX PLC ADR	8,040	383,990
Rolls-Royce Holdings PLC	19,836	317,570
Standard Chartered PLC	43,627	845,470
Unilever PLC ADR	5,555	329,301
		5,282,859
United States | 41.2%
AdaptHealth Corp. (*)	17,817	159,462
Adobe, Inc. (*)	2,649	934,435
ADT, Inc.	40,720	354,671
AES Corp.	11,970	157,525
Airbnb, Inc., Class A (*)	1,547	187,837
Akamai Technologies, Inc. (*)	1,485	112,504
Allison Transmission Holdings, Inc.	1,163	98,715
Description	Shares	Fair Value
Allstate Corp.	553	$118,701
Alphabet, Inc., Class A	1,803	438,309
Alphabet, Inc., Class C	12,146	2,958,158
Altria Group, Inc.	5,328	351,968
Amazon.com, Inc. (*)	18,569	4,077,195
Amdocs Ltd.	4,859	398,681
American Electric Power Co., Inc.	3,305	371,813
American International Group, Inc.	2,126	166,976
Ameriprise Financial, Inc.	610	299,662
AMETEK, Inc.	1,381	259,628
Amgen, Inc.	412	116,266
Amphenol Corp., Class A	3,472	429,660
Antero Midstream Corp.	9,068	176,282
Aon PLC, Class A	1,091	389,029
Apple, Inc.	15,029	3,826,834
Assurant, Inc.	462	100,069
AT&T, Inc.	3,111	87,855
Atlassian Corp., Class A (*)	646	103,166
Atmos Energy Corp.	1,721	293,861
Autodesk, Inc. (*)	1,759	558,782
Automatic Data Processing, Inc.	271	79,538
Avery Dennison Corp.	700	113,519
Axis Capital Holdings Ltd.	2,343	224,459
Bank of America Corp.	5,760	297,158
Bank of New York Mellon Corp.	2,468	268,913
Becton Dickinson & Co.	2,275	425,812
Biogen, Inc. (*)	1,351	189,248
BJ’s Wholesale Club Holdings, Inc. (*)	2,353	219,417
Booking Holdings, Inc.	118	637,114
Booz Allen Hamilton Holding Corp.	4,117	411,494
Brinker International, Inc. (*)	875	110,845
Bristol-Myers Squibb Co.	5,543	249,989
Broadcom, Inc.	4,460	1,471,399
Cal-Maine Foods, Inc.	863	81,208
Cardinal Health, Inc.	2,913	457,224
Carnival PLC ADR (*)	4,662	123,263
Centene Corp. (*)	2,557	91,234
Central Garden & Pet Co., Class A (*)	2,572	75,951
CF Industries Holdings, Inc.	1,454	130,424
Charles Schwab Corp.	5,023	479,546
Chubb Ltd.	310	87,497
Cigna Group	619	178,427
Cirrus Logic, Inc. (*)	2,677	335,401
Cisco Systems, Inc.	1,942	132,872
Citigroup, Inc.	1,559	158,238

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Clear Secure, Inc., Class A	5,288	$176,513
CME Group, Inc.	1,321	356,921
Coca-Cola Co.	5,839	387,242
Cognizant Technology Solutions Corp., Class A	1,850	124,079
Colgate-Palmolive Co.	4,693	375,158
Columbia Banking System, Inc.	3,517	90,528
Comfort Systems USA, Inc.	870	717,907
Conagra Brands, Inc.	8,995	164,698
Consolidated Edison, Inc.	784	78,808
Corpay, Inc. (*)	390	112,343
Corteva, Inc.	1,846	124,845
Costco Wholesale Corp.	505	467,443
Coterra Energy, Inc.	3,089	73,055
Coursera, Inc. (*)	12,465	145,965
CRH PLC	1,294	155,151
Curtiss-Wright Corp.	947	514,164
Danaher Corp.	1,330	263,686
Darden Restaurants, Inc.	905	172,276
Deckers Outdoor Corp. (*)	687	69,641
DHT Holdings, Inc.	16,574	198,059
Docusign, Inc. (*)	1,608	115,921
Dollar General Corp.	684	70,691
DTE Energy Co.	596	84,292
eBay, Inc.	1,192	108,412
Electronic Arts, Inc.	1,149	231,753
Eli Lilly & Co.	980	747,740
EMCOR Group, Inc.	219	142,249
Encompass Health Corp.	1,334	169,445
Entergy Corp.	3,129	291,592
Equifax, Inc.	836	214,459
Equitable Holdings, Inc.	4,690	238,158
Euronet Worldwide, Inc. (*)	1,009	88,600
Everest Group Ltd.	341	119,428
EverQuote, Inc., Class A (*)	5,050	115,493
Exelixis, Inc. (*)	2,009	82,972
Exelon Corp.	2,462	110,815
Exxon Mobil Corp.	1,324	149,281
F5, Inc. (*)	1,184	382,657
Fidelity National Information Services, Inc.	1,769	116,648
FirstEnergy Corp.	1,953	89,486
Fiserv, Inc. (*)	3,388	436,815
Flex Ltd. (*)	1,627	94,317
Fox Corp., Class A	4,758	300,039
Garmin Ltd.	2,529	622,690
GE Vernova, Inc.	223	137,123
Description	Shares	Fair Value
General Dynamics Corp.	4,531	$1,545,071
General Mills, Inc.	3,747	188,924
General Motors Co.	1,739	106,027
Genpact Ltd.	2,772	116,119
Gilead Sciences, Inc.	4,182	464,202
Global Payments, Inc.	8,366	695,047
Goldman Sachs Group, Inc.	593	472,236
GSK PLC	16,751	360,152
H&R Block, Inc.	2,643	133,657
Hartford Insurance Group, Inc.	5,021	669,751
HCA Healthcare, Inc.	645	274,899
HealthEquity, Inc. (*)	1,687	159,877
Hess Midstream LP, Class A	6,670	230,449
Hewlett Packard Enterprise Co.	3,704	90,970
Horace Mann Educators Corp.	3,735	168,710
Illinois Tool Works, Inc.	1,970	513,697
Ingredion, Inc.	1,771	216,257
Intercontinental Exchange, Inc.	2,247	378,575
Intuit, Inc.	1,509	1,030,511
Invitation Homes, Inc. REIT	2,406	70,568
IQVIA Holdings, Inc. (*)	1,376	261,357
Jackson Financial, Inc., Class A	1,669	168,953
Johnson & Johnson	4,262	790,260
Kimberly-Clark Corp.	4,164	517,752
KLA Corp.	321	346,231
Kroger Co.	3,361	226,565
Laureate Education, Inc. (*)	3,414	107,678
Lennox International, Inc.	164	86,815
Lockheed Martin Corp.	1,276	636,992
Maplebear, Inc. (*)	3,992	146,746
MasTec, Inc. (*)	1,113	236,858
Mastercard, Inc., Class A	1,243	707,031
Mattel, Inc. (*)	7,151	120,351
McDonald’s Corp.	895	271,982
McGrath RentCorp	1,702	199,645
McKesson Corp.	153	118,199
MDA Space Ltd. (*)	4,530	112,819
Merck & Co., Inc.	20,010	1,679,439
Meta Platforms, Inc., Class A	2,669	1,960,060
Micron Technology, Inc.	4,391	734,702
Microsoft Corp.	8,624	4,466,801
Morgan Stanley	766	121,763
Morningstar, Inc.	924	214,377
Motorola Solutions, Inc.	565	258,369
Nasdaq, Inc.	10,738	949,776

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
NetApp, Inc.	1,387	$164,304
Netflix, Inc. (*)	1,022	1,225,296
NETGEAR, Inc. (*)	7,277	235,702
NetScout Systems, Inc. (*)	4,486	115,873
Neurocrine Biosciences, Inc. (*)	562	78,894
NewMarket Corp.	143	118,434
NIKE, Inc., Class B	2,962	206,540
NMI Holdings, Inc. (*)	1,598	61,267
Northrop Grumman Corp.	344	209,606
Novartis AG	15,192	1,953,547
Nutanix, Inc., Class A (*)	1,481	110,172
NVIDIA Corp.	27,656	5,160,056
Omega Healthcare Investors, Inc.	6,239	263,411
Oracle Corp.	1,896	533,231
Oxford Industries, Inc.	1,503	60,932
Palantir Technologies, Inc., Class A (*)	1,855	338,389
PayPal Holdings, Inc. (*)	4,373	293,253
PepsiCo, Inc.	6,174	867,077
Pfizer, Inc.	17,620	448,958
PG&E Corp.	6,771	102,107
Philip Morris International, Inc.	6,168	1,000,450
Pinnacle West Capital Corp.	2,171	194,652
Pinterest, Inc., Class A (*)	7,721	248,385
PJT Partners, Inc., Class A	372	66,116
Plexus Corp. (*)	1,021	147,728
Portland General Electric Co.	16,787	738,628
Primoris Services Corp.	3,909	536,823
Procter & Gamble Co.	2,239	344,022
PTC, Inc. (*)	1,449	294,176
Qorvo, Inc. (*)	2,074	188,900
QUALCOMM, Inc.	4,029	670,264
Regeneron Pharmaceuticals, Inc.	134	75,344
Republic Services, Inc.	285	65,402
Roche Holding AG	1,742	573,347
Royal Caribbean Cruises Ltd.	408	132,021
Royalty Pharma PLC, Class A	3,892	137,310
S&P Global, Inc.	818	398,129
Salesforce, Inc.	1,395	330,615
SBA Communications Corp. REIT	1,503	290,605
Seneca Foods Corp., Class A (*)	854	92,181
ServiceNow, Inc. (*)	390	358,909
Sila Realty Trust, Inc. REIT	3,735	93,748
Simon Property Group, Inc. REIT	1,685	316,224
SITE Centers Corp. REIT	19,681	177,326
Skyworks Solutions, Inc.	1,466	112,853
Description	Shares	Fair Value
Stride, Inc. (*)	621	$92,492
Synchrony Financial	1,358	96,486
Targa Resources Corp.	824	138,053
Target Corp.	2,110	189,267
Tenet Healthcare Corp. (*)	1,214	246,491
Tesla, Inc. (*)	2,109	937,914
Texas Instruments, Inc.	1,538	282,577
Thermo Fisher Scientific, Inc.	596	289,072
TJX Cos., Inc.	5,188	749,874
Toro Co.	1,248	95,098
Trane Technologies PLC	234	98,739
TreeHouse Foods, Inc. (*)	4,415	89,227
Uber Technologies, Inc. (*)	2,110	206,717
United Rentals, Inc.	296	282,579
United Therapeutics Corp. (*)	152	63,720
Universal Corp.	1,810	101,125
Universal Health Services, Inc., Class B	2,926	598,191
Unum Group	1,397	108,659
Urban Outfitters, Inc. (*)	1,106	79,002
Veeva Systems, Inc., Class A (*)	385	114,695
VeriSign, Inc.	269	75,204
Verizon Communications, Inc.	8,478	372,608
Visa, Inc., A Shares	1,376	469,739
Vontier Corp.	1,799	75,504
Walt Disney Co.	10,225	1,170,763
Western Union Co.	12,621	100,842
Xcel Energy, Inc.	11,184	901,990
Zoetis, Inc.	2,561	374,726
		86,447,573
Total Common Stocks (Cost $91,171,369)		122,949,188

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Corporate Bonds | 10.7%
Australia | 0.3%
Telstra Group Ltd., 4.000%, 04/19/27 (**)	AUD	$1,000	$662,090
Canada | 0.4%
Canadian Imperial Bank of Commerce, 3.800% (1 day CAD Overnight Index+1.100%), 12/10/30 (§)	CAD	530	387,067
Toronto-Dominion Bank, 5.141%, 09/13/28 (**)	USD	485	501,747
			888,814
Denmark | 0.5%
Nykredit Realkredit AS, 1.000%, 01/01/27	DKK	6,475	1,006,613
Germany | 0.5%
Commerzbank AG, 3.375%, 12/12/25 (**)	EUR	305	359,102
Mercedes-Benz Group AG, 0.750%, 09/10/30 (**)	EUR	585	619,027
			978,129
Norway | 0.5%
DNB Boligkreditt AS, 4.750% (3 Month NOK NIBOR+0.450%), 02/08/28 (§)	NOK	10,000	1,006,909
Singapore | 0.2%
Temasek Financial I Ltd., 2.750%, 08/28/34 (**)	CNY	3,080	447,822
Description	Security Currency	Principal Amount (000)	Fair Value
Sweden | 0.1%
Swedbank Hypotek AB, 3.000%, 03/28/29 (**)	SEK	$2,100	$226,888
Switzerland | 0.4%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	350	314,493
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, Series 405, 2.000%, 10/30/25 (**)	CHF	115	144,673
UBS Group AG, 4.750% (1-Year EURIBOR ICE Swap+1.600%), 03/17/32 (**), (§)	EUR	290	365,594
			824,760
United Kingdom | 0.8%
Ashtead Capital, Inc., 4.250%, 11/01/29 (**)	USD	1,295	1,277,181
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30 (**)	GBP	345	424,068
			1,701,249
United States | 7.0%
Adobe, Inc.:
2.300%, 02/01/30	USD	490	456,048
4.950%, 04/04/34	USD	298	308,139
American Express Co., 5.442% (SOFR+1.320%), 01/30/36 (§)	USD	325	338,024
Amgen, Inc., 3.000%, 02/22/29	USD	715	688,433
Apple, Inc., 1.650%, 02/08/31	USD	385	341,122
AT&T, Inc., 5.550%, 11/01/45	USD	845	836,600
Bank of America Corp., 1.978% (CDOR 3 Month+0.600%), 09/15/27 (§)	CAD	240	170,947
Clean Harbors, Inc., 4.875%, 07/15/27 (**)	USD	340	339,715

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Comcast Corp., 4.650%, 02/15/33	USD	$655	$657,904
Dell International LLC/EMC Corp., 5.300%, 10/01/29	USD	297	306,684
Eaton Corp., 4.150%, 11/02/42	USD	455	402,092
Goldman Sachs Group, Inc., 0.750%, 03/23/32 (**)	EUR	830	837,090
Home Depot, Inc., 5.875%, 12/16/36	USD	405	441,029
John Deere Financial, Inc., 4.380%, 07/11/28	CAD	905	673,330
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	615	545,158
JPMorgan Chase & Co., 3.540% (SOFR+1.642%), 05/01/28 (§)	USD	425	421,286
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	88	85,791
Lowe’s Cos., Inc., 4.850%, 10/15/35	USD	450	446,277
McDonald’s Corp., 4.857%, 05/21/31	CAD	445	340,143
Microsoft Corp., 3.500%, 11/15/42	USD	995	822,405
Morgan Stanley, 3.625%, 01/20/27	USD	170	169,400
Oracle Corp., 5.250%, 02/03/32	USD	490	505,164
PepsiCo, Inc., 2.875%, 10/15/49	USD	355	238,239
Procter & Gamble Co.: 1.200%, 10/29/30	USD	60	52,510
4.550%, 01/29/34	USD	193	195,861
Prologis Euro Finance LLC, 0.500%, 02/16/32	EUR	760	753,516
Prologis LP, 3.250%, 09/11/29 (**)	CNY	2,940	420,239
Starbucks Corp., 4.450%, 08/15/49	USD	440	370,595
Stryker Corp., 4.250%, 09/11/29	USD	395	396,031
Sysco Corp., 2.400%, 02/15/30	USD	485	448,715
Description	Security Currency	Principal Amount (000)	Fair Value
Toyota Motor Credit Corp., 4.650%, 09/03/32	USD	$430	$432,929
United Rentals North America, Inc., 4.875%, 01/15/28	USD	655	653,000
Verizon Communications, Inc., 3.875%, 02/08/29	USD	194	192,603
Waste Management, Inc., 4.800%, 03/15/32	USD	327	334,121
			14,621,140
Total Corporate Bonds (Cost $21,679,970)			22,364,414

Description	Shares	Fair Value
Exchange-Traded Funds | 4.2%
iShares MSCI World ETF (Cost $8,050,354)	48,035	$8,721,235

Description	Security Currency	Principal Amount (000)	Fair Value
Foreign Government Obligations | 16.5%
Australia | 0.5%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	$700	$403,360
Queensland Treasury Corp.: 1.250%, 03/10/31 (**)	AUD	785	445,592
4.750%, 02/02/34 (**)	AUD	255	169,693
			1,018,645
Bermuda | 1.1%
Bermuda Government International Bonds: 3.717%, 01/25/27 (**)	USD	1,080	1,069,740
2.375%, 08/20/30 (#)	USD	1,360	1,233,860
			2,303,600

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Canada | 0.8%
British Columbia, 3.200%, 06/18/44	CAD	$1,020	$620,560
Quebec, 1.850%, 02/13/27	CAD	950	676,714
Vancouver, 2.900%, 11/20/25	CAD	380	273,168
			1,570,442
Chile | 0.6%
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/28 (**)	CLP	320,000	323,826
Chile Government International Bonds, 0.830%, 07/02/31	EUR	1,000	1,026,930
			1,350,756
Colombia | 0.4%
Colombia Government International Bonds: 9.850%, 06/28/27	COP	1,777,000	446,238
8.000%, 04/20/33	USD	400	436,000
			882,238
Costa Rica | 0.4%
Costa Rica Government International Bonds, 6.125%, 02/19/31 (**)	USD	810	844,020
Croatia | 0.3%
Croatia Government International Bonds, 1.750%, 03/04/41 (**)	EUR	590	532,575
Czech Republic | 0.4%
Czech Republic Government Bonds: 3.360% (PRIBOR 6 Month-0.100%), 11/19/27 (**), (§)	CZK	10,130	486,112
5.000%, 09/30/30	CZK	7,310	366,817
			852,929
Description	Security Currency	Principal Amount (000)	Fair Value
Denmark | 0.2%
Denmark Government Bonds, 0.000%, 11/15/31	DKK	$3,710	$511,235
Estonia | 0.0%
Estonia Government International Bonds, 3.250%, 01/17/34 (**)	EUR	70	82,386
France | 0.3%
French Republic Government Bonds OAT, 1.750%, 06/25/39 (**)	EUR	740	680,718
Hungary | 0.4%
Hungary Government Bonds, 3.250%, 10/22/31	HUF	163,630	415,345
Hungary Government International Bonds, 1.750%, 06/05/35 (**)	EUR	471	448,769
			864,114
Ireland | 0.5%
Ireland Government Bonds, 1.350%, 03/18/31 (**)	EUR	1,015	1,123,807
Israel | 0.4%
Israel Government Bonds - Fixed, 2.000%, 03/31/27	ILS	2,650	785,854
Italy | 0.8%
Italy Buoni Poliennali Del Tesoro: 4.000%, 04/30/35 (**)	EUR	685	845,670
3.650%, 08/01/35 (**)	EUR	685	814,390
			1,660,060

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Japan | 1.8%
Japan Government Forty Year Bonds, 1.400%, 03/20/55	JPY	$316,450	$1,454,234
Japan Government Twenty Year Bonds:
0.500%, 12/20/40	JPY	71,500	375,357
2.000%, 12/20/44	JPY	99,150	614,330
Japan Government Two Year Bonds, 0.100%, 01/01/26	JPY	203,050	1,371,640
			3,815,561
Mexico | 0.9%
Mexico Bonos:
8.500%, 05/31/29	MXN	20,380	1,127,430
8.000%, 02/21/36	MXN	7,500	386,215
Mexico Government International Bonds, 6.750%, 09/27/34	USD	320	349,680
			1,863,325
New Zealand | 0.8%
Housing New Zealand Ltd., 3.420%, 10/18/28 (**)	NZD	590	343,647
New Zealand Local Government Funding Agency Bonds:
1.500%, 04/20/29 (**)	NZD	1,550	843,194
2.000%, 04/15/37 (**)	NZD	1,135	493,716
			1,680,557
Norway | 0.2%
Norway Government Bonds, 3.750%, 06/12/35 (**)	NOK	4,290	419,690
Panama | 0.5%
Panama Government International Bonds:
8.875%, 09/30/27	USD	395	428,377
3.875%, 03/17/28	USD	685	674,040
			1,102,417
Description	Security Currency	Principal Amount (000)	Fair Value
Peru | 0.8%
Peru Government Bonds, 5.400%, 08/12/34	PEN	$3,820	$1,064,389
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	680	589,900
			1,654,289
Poland | 0.3%
Poland Government Bonds, 5.010% (WIBOR 6 Month), 05/25/28 (§)	PLN	1,960	534,978
Portugal | 0.7%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32 (**)	EUR	1,320	1,447,454
Romania | 0.5%
Romania Government Bonds:
7.200%, 10/28/26	RON	3,230	748,171
4.750%, 10/11/34	RON	1,960	378,095
			1,126,266
Singapore | 0.4%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	860	740,696
Slovenia | 0.2%
Slovenia Government Bonds, 1.500%, 03/25/35 (**)	EUR	450	461,114
Spain | 0.6%
Spain Government Bonds, 1.000%, 07/30/42 (**)	EUR	1,520	1,178,536

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Thailand | 0.2%
Thailand Government Bonds, 1.585%, 12/17/35	THB	$12,120	$378,757
United Arab Emirates | 0.2%
Abu Dhabi Government International Bonds, 5.000%, 04/30/34 (**)	USD	400	424,050
United Kingdom | 1.3%
U.K. Gilts:
0.875%, 07/31/33 (**)	GBP	1,110	1,138,367
4.500%, 03/07/35 (**)	GBP	315	417,043
1.250%, 10/22/41 (**)	GBP	870	674,123
4.375%, 07/31/54 (**)	GBP	355	399,454
			2,628,987
Total Foreign Government Obligations (Cost $33,120,258)			34,520,056
Quasi Government Bonds | 0.8%
Germany | 0.8%
Kreditanstalt fuer Wiederaufbau:
0.000%, 09/15/28 (**)	EUR	480	527,821
1.750%, 09/14/29	USD	835	775,524
0.000%, 04/18/36	USD	690	440,980
Total Quasi Government Bonds (Cost $1,707,498)			1,744,325
Description	Security Currency	Principal Amount (000)	Fair Value
Supranational Bonds | 3.8%
Asian Development Bank:
6.200%, 10/06/26	INR	$37,060	$416,475
2.950%, 06/05/29	EUR	305	364,762
European Bank for Reconstruction & Development:
0.000%, 05/28/27	TRY	14,800	215,574
28.000%, 09/27/27	TRY	17,060	380,130
4.250%, 02/07/28	IDR	9,380,000	552,710
European Investment Bank, 1.000%, 01/28/28 (**)	CAD	1,170	810,307
European Union:
2.750%, 02/04/33 (**)	EUR	355	414,785
0.400%, 02/04/37 (**)	EUR	640	551,604
Inter-American Development Bank:
5.100%, 11/17/26	IDR	8,640,000	516,301
4.375%, 07/17/34	USD	385	391,924
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	662	428,452
International Bank for Reconstruction & Development:
2.900%, 11/26/25	AUD	193	127,526
1.250%, 03/16/26	NOK	7,700	761,438
1.125%, 09/13/28	USD	448	416,286
9.500%, 02/09/29	BRL	5,845	1,026,286
International Finance Corp.:
2.125%, 04/07/26	USD	155	153,532
1.500%, 04/15/35	AUD	1,046	515,027
Total Supranational Bonds (Cost $8,291,621)			8,043,119
U.S. Municipal Bonds | 0.7%
United States | 0.7%
California:
7.550%, 04/01/39	USD	560	683,265
5.875%, 10/01/41	USD	735	766,408
Total U.S. Municipal Bonds (Cost $1,536,283)			1,449,673

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
U.S. Treasury Securities | 3.7%
U.S. Treasury Bonds:
1.750%, 08/15/41	USD	$3,251	$2,205,854
4.750%, 02/15/45	USD	420	422,625
3.625%, 02/15/53	USD	1,562	1,291,396
U.S. Treasury Inflation-Indexed Notes:
1.250%, 04/15/28 (††)	USD	398	399,993
2.125%, 01/15/35 (††)	USD	353	363,537
U.S. Treasury Notes:
4.125%, 11/15/32	USD	2,375	2,402,646
4.375%, 05/15/34	USD	630	644,569
Total U.S. Treasury Securities (Cost $7,498,807)			7,730,620

Description	Shares	Fair Value
Warrants | 0.0%
Canada | 0.0%
Constellation Software, Inc., Expires 03/31/40i (*), (¢) (Cost $0)	431	$0

Description	Shares	Fair Value
Short-Term Investments | 0.6%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $1,337,356)	1,337,356	$1,337,356
Total Investments | 99.6% (Cost $174,393,516) (»)		$208,859,986
Cash and Other Assets in Excess of Liabilities| 0.4%		810,575
Net Assets | 100.0%		$209,670,561

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 0.9% of net assets of the Portfolio.
(**)	Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. September 30, 2025, these securities amounted to 11.9% of net assets of the Portfolio.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2025.
(††)	A note or bond that offers protection from inflation by paying a fixed rate of interest on the principal amount that is adjusted for inflation, in the applicable region, based on the Consumer Price Index or other equivalent regional benchmarks for measuring inflation.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2025:

Currency Purchased	Quantity	Currency Sold	Quantity	Counter- party	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	375,629	USD	247,456	JPM	10/16/25	$1,149	$—
AUD	665,766	USD	431,500	JPM	10/16/25	9,128	—
AUD	322,075	USD	212,877	MSC	10/16/25	284	—
AUD	520,000	USD	343,269	SSB	12/29/25	1,159	—
CAD	718,464	USD	520,825	JPM	10/16/25	—	4,204
CAD	535,634	USD	384,286	JPM	10/16/25	868	—
CHF	139,784	USD	177,397	HSB	10/16/25	—	1,502
CHF	66,296	USD	84,095	HSB	10/16/25	—	673
CHF	168,286	USD	211,994	HSB	10/16/25	—	234
CHF	10,199	USD	12,885	HSB	10/16/25	—	50
CNY	36,986,954	USD	5,189,449	HSB	10/16/25	1,818	—
CZK	2,109,341	USD	102,430	HSB	10/16/25	—	667
CZK	810,320	USD	38,570	HSB	10/16/25	523	—
DKK	1,084,709	USD	171,148	HSB	10/16/25	—	376
DKK	1,151,581	USD	181,877	JPM	10/16/25	—	576
EUR	3,513,622	USD	4,134,849	HSB	10/16/25	—	6,155
EUR	1,204,403	USD	1,419,400	HSB	10/16/25	—	4,162
EUR	72,063	USD	85,213	HSB	10/16/25	—	534
EUR	297,003	USD	347,212	HSB	10/16/25	1,783	—
EUR	593,552	USD	693,340	HSB	10/16/25	4,115	—
EUR	1,115,022	USD	1,318,603	HSB	12/29/25	—	2,888
GBP	110,713	USD	150,430	HSB	10/16/25	—	1,521
GBP	228,192	USD	308,192	HSB	10/16/25	—	1,272
GBP	285,987	USD	388,568	JPM	10/16/25	—	3,914
GBP	125,328	USD	170,649	JPM	10/16/25	—	2,082
GBP	343,096	USD	462,826	SSB	12/29/25	—	1,372
HUF	16,911,425	USD	51,077	HSB	10/16/25	—	210
HUF	52,451,012	USD	153,139	HSB	10/16/25	4,623	—
ILS	76,860	USD	22,889	CIT	10/16/25	316	—
ILS	308,939	USD	92,202	CIT	10/16/25	1,069	—
ILS	970,545	USD	290,000	HSB	10/16/25	3,015	—
JPY	310,059,545	USD	2,142,689	CIT	10/16/25	—	42,966
JPY	371,682,116	USD	2,568,321	HSB	10/16/25	—	51,289
JPY	24,926,707	USD	170,735	HSB	10/16/25	—	1,931
JPY	68,730,163	USD	465,802	HSB	10/16/25	—	361
KRW	1,342,005,852	USD	982,190	JPM	10/16/25	—	25,091
MXN	3,366,357	USD	182,502	MSC	10/16/25	1,045	—
NOK	1,406,592	USD	141,451	HSB	10/16/25	—	490
NOK	1,076,477	USD	106,393	HSB	10/16/25	1,486	—
NZD	338,163	USD	198,221	HSB	10/16/25	—	2,069
PEN	1,591,403	USD	446,434	JPM	10/16/25	11,743	—
PLN	237,193	USD	65,590	HSB	10/16/25	—	344
RON	346,152	USD	79,324	CIT	10/16/25	547	—
RON	607,916	USD	140,855	HSB	10/16/25	—	583
RON	183,330	USD	42,086	HSB	10/16/25	216	—
RON	2,005,612	USD	459,646	MSC	10/16/25	3,133	—
SEK	206,965	USD	22,109	MSC	10/16/25	—	105

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counter- party	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SEK	1,416,645	USD	149,417	MSC	10/16/25	$1,199	$—
SGD	112,335	USD	87,700	JPM	10/16/25	—	516
THB	20,400,000	USD	627,963	HSB	10/16/25	2,279	—
USD	110,949	AUD	168,577	HSB	10/16/25	—	621
USD	135,000	AUD	204,692	HSB	10/16/25	—	473
USD	1,783,568	AUD	2,709,925	JPM	10/16/25	—	9,959
USD	291,151	AUD	442,367	MSC	10/16/25	—	1,624
USD	143,337	CAD	195,176	CIT	10/16/25	2,993	—
USD	436,171	CAD	598,015	CIT	10/16/25	6,161	—
USD	240,000	CAD	330,404	JPM	10/16/25	2,419	—
USD	1,543,196	CAD	2,101,345	JPM	10/16/25	32,196	—
USD	139,828	CAD	190,399	MSC	10/16/25	2,919	—
USD	970,889	CAD	1,333,146	SSB	12/29/25	8,983	—
USD	94,274	CHF	74,285	HSB	10/16/25	798	—
USD	25,449	CHF	20,000	SSB	12/29/25	66	—
USD	540,000	CNY	3,838,805	HSB	10/16/25	1,208	—
USD	380,736	COP	1,539,125,000	HSB	10/16/25	—	11,144
USD	408,598	CZK	8,561,975	HSB	10/16/25	—	4,468
USD	452,000	CZK	9,404,448	HSB	10/16/25	—	1,711
USD	976,841	DKK	6,191,050	HSB	10/16/25	2,144	—
USD	438,620	DKK	2,779,761	JPM	10/16/25	984	—
USD	27,344	DKK	173,292	MSC	10/16/25	61	—
USD	1,687,500	EUR	1,434,697	HSB	10/16/25	1,654	—
USD	1,132,562	EUR	962,403	HSB	10/16/25	1,686	—
USD	315,000	GBP	233,782	HSB	10/16/25	562	—
USD	608,000	GBP	448,791	JPM	10/16/25	4,373	—
USD	644,164	HKD	5,000,000	HSB	12/29/25	564	—
USD	669,495	HKD	5,200,000	SSB	12/29/25	152	—
USD	470,000	HUF	163,541,999	HSB	10/16/25	—	21,903
USD	178,533	IDR	2,923,660,000	HSB	10/16/25	3,115	—
USD	364,391	ILS	1,201,146	CIT	10/16/25	1,755	—
USD	163,178	ILS	538,981	HSB	10/16/25	455	—
USD	304,915	ILS	1,007,161	JPM	10/16/25	845	—
USD	720,000	JPY	106,289,834	CIT	10/16/25	205	—
USD	831,239	JPY	121,765,236	CIT	12/29/25	526	—
USD	435,310	JPY	64,055,575	HSB	10/16/25	1,526	—
USD	600,000	JPY	88,370,166	HSB	10/16/25	1,557	—
USD	372,720	JPY	53,939,321	HSB	10/16/25	7,443	—
USD	869,455	JPY	127,333,934	HSB	12/29/25	751	—
USD	910,781	JPY	133,390,641	SSB	12/29/25	756	—
USD	15,927	MXN	299,575	CIT	10/16/25	—	407
USD	85,933	MXN	1,617,826	JPM	10/16/25	—	2,277
USD	354,070	MXN	6,659,349	MSC	10/16/25	—	9,024
USD	565,220	NOK	5,718,871	HSB	10/16/25	—	7,894
USD	1,272,222	NOK	12,876,333	JPM	10/16/25	—	18,175
USD	1,013,899	NZD	1,683,201	CIT	10/16/25	37,555	—
USD	277,404	NZD	460,525	HSB	10/16/25	10,276	—
USD	434,000	NZD	716,026	HSB	10/16/25	18,668	—
USD	394,079	PEN	1,403,984	CIT	10/16/25	—	10,139

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counter- party	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	537,936	PEN	1,916,395	HSB	10/16/25	$—	$13,809
USD	307,162	PLN	1,122,251	HSB	10/16/25	—	1,542
USD	1,105,578	RON	4,819,013	HSB	10/16/25	—	6,370
USD	26,830	SGD	34,118	CIT	10/16/25	351	—
USD	149,309	SGD	189,866	JPM	10/16/25	1,953	—
USD	431,284	SGD	550,000	SSB	12/29/25	2,132	—
USD	739,695	THB	23,843,475	HSB	10/16/25	3,070	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$214,360	$279,677

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 96.1%
Australia | 1.1%
Rio Tinto PLC	21,130	$1,392,471
Belgium | 1.3%
KBC Group NV	13,699	1,641,944
Brazil | 1.0%
TOTVS SA	139,100	1,200,406
Canada | 2.6%
Gildan Activewear, Inc.	35,023	2,023,316
Suncor Energy, Inc.	28,002	1,171,831
		3,195,147
China | 3.0%
Contemporary Amperex Technology Co. Ltd., Class A	20,200	1,142,357
Li Ning Co. Ltd.	480,500	1,092,364
Tencent Holdings Ltd.	16,300	1,388,691
		3,623,412
Denmark | 1.6%
Novo Nordisk AS, Class B	34,653	1,912,697
Finland | 1.1%
Fortum OYJ	71,004	1,342,129
France | 13.6%
Air Liquide SA	9,271	1,929,401
Bureau Veritas SA	56,997	1,789,624
Capgemini SE	6,394	930,437
Cie de Saint-Gobain SA	10,459	1,139,411
Engie SA	103,906	2,228,844
Legrand SA	9,928	1,656,103
Orange SA	142,503	2,311,802
Pernod Ricard SA	10,625	1,044,706
Societe Generale SA	25,937	1,725,209
Description	Shares	Fair Value
Thales SA	6,205	$1,944,511
		16,700,048
Germany | 6.3%
Aumovio SE (*)	6,241	257,312
Continental AG	12,481	822,860
Merck KGaA	11,813	1,519,503
MTU Aero Engines AG	4,249	1,950,173
Siemens AG	3,587	967,838
Siemens Healthineers AG (#)	29,005	1,569,155
Zalando SE (#), (*)	21,044	645,151
		7,731,992
Greece | 2.1%
National Bank of Greece SA	174,977	2,548,601
Hong Kong | 3.2%
AIA Group Ltd.	250,800	2,403,978
Techtronic Industries Co. Ltd.	119,000	1,526,687
		3,930,665
Israel | 1.5%
Bank Hapoalim BM	88,465	1,798,675
Italy | 2.8%
Lottomatica Group SpA	44,819	1,211,178
UniCredit SpA	29,393	2,231,626
		3,442,804
Japan | 15.4%
Bandai Namco Holdings, Inc.	37,800	1,256,476
Ebara Corp.	15,900	363,727
FANUC Corp.	36,700	1,045,765
MatsukiyoCocokara & Co.	54,500	1,106,576
Mitsui Fudosan Co. Ltd.	104,400	1,140,487
Mizuho Financial Group, Inc.	63,800	2,135,382
NEC Corp.	43,400	1,387,459
Nippon Sanso Holdings Corp.	30,500	1,080,768
Nitori Holdings Co. Ltd.	48,500	934,918
Otsuka Holdings Co. Ltd.	26,700	1,426,420
Resona Holdings, Inc.	132,600	1,349,863
Shimadzu Corp.	73,300	1,848,455

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (continued)
Shin-Etsu Chemical Co. Ltd.	36,500	$1,194,376
Suzuki Motor Corp.	78,800	1,148,646
Toyo Suisan Kaisha Ltd.	20,800	1,488,653
		18,907,971
Mexico | 0.9%
Arca Continental SAB de CV	99,400	1,042,225
Netherlands | 6.5%
ASML Holding NV	3,332	3,248,575
IMCD NV	10,583	1,094,092
ING Groep NV	83,400	2,173,490
Universal Music Group NV	49,810	1,445,690
		7,961,847
South Korea | 1.5%
Samsung Electronics Co. Ltd.	31,225	1,876,822
Spain | 4.0%
Banco Santander SA	176,736	1,847,119
Bankinter SA	127,687	2,014,123
Industria de Diseno Textil SA	20,066	1,108,570
		4,969,812
Sweden | 2.9%
Hexagon AB, B Shares	142,963	1,714,915
Sandvik AB	65,710	1,840,146
		3,555,061
Switzerland | 2.8%
ABB Ltd.	33,241	2,395,803
Cie Financiere Richemont SA, Class A	5,744	1,102,152
		3,497,955
Taiwan | 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,337	1,211,281
United Kingdom | 13.9%
3i Group PLC	28,471	1,569,792
AstraZeneca PLC	14,818	2,263,498
Coca-Cola Europacific Partners PLC	13,026	1,179,478
Description	Shares	Fair Value
Compass Group PLC	47,062	$1,603,381
Croda International PLC	38,425	1,404,464
Howden Joinery Group PLC	95,417	1,091,946
IMI PLC	51,189	1,585,404
JD Sports Fashion PLC	441,262	566,069
RELX PLC	52,709	2,517,498
Unilever PLC	55,814	3,299,285
		17,080,815
United States | 6.0%
Amcor PLC CDI	134,990	1,099,310
Aon PLC, Class A	4,390	1,565,386
Chubb Ltd.	3,374	952,311
CRH PLC	10,383	1,244,922
ICON PLC (*)	5,513	964,775
Medtronic PLC	16,534	1,574,698
		7,401,402
Total Common Stocks (Cost $91,079,931)		117,966,182
Preferred Stocks | 1.1%
Brazil | 1.1%
Itau Unibanco Holding SA (Cost $924,371)	182,880	$1,342,500

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 1.9%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $2,411,100 United States Treasury Note, 3.875%, 08/15/34, with a fair value of $2,386,990) Proceeds of $2,340,272 (Cost $2,340,000)	$2,340	$2,340,000

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $131,296)	131,296	$131,296
Total Investments | 99.2% (Cost $94,475,598)		$121,779,978
Cash and Other Assets in Excess of Liabilities | 0.8%		1,038,349
Net Assets | 100.0%		$122,818,327

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2025, these securities amounted to 1.8% of net assets of the Portfolio.

Description	Shares	Fair Value
Lazard Retirement US Small Cap Equity Select Portfolio
Common Stocks | 99.1%
Aerospace & Defense | 1.7%
StandardAero, Inc.	20,150	$549,894
Automobile Components | 1.4%
Gentherm, Inc. (*)	14,092	479,974
Automobiles | 1.0%
Thor Industries, Inc.	3,243	336,267
Banks | 8.6%
Atlantic Union Bankshares Corp.	9,641	340,231
BankUnited, Inc.	16,217	618,841
Commerce Bancshares, Inc.	9,844	588,277
Home BancShares, Inc.	19,627	555,444
Wintrust Financial Corp.	5,717	757,160
		2,859,953
Biotechnology | 6.7%
Arcutis Biotherapeutics, Inc. (*)	19,417	366,011
Aurinia Pharmaceuticals, Inc. (*)	22,697	250,802
Caris Life Sciences, Inc.	18,069	546,587
Janux Therapeutics, Inc. (*)	9,153	223,700
Rhythm Pharmaceuticals, Inc. (*)	2,474	249,849
Soleno Therapeutics, Inc. (*)	5,182	350,303
Vaxcyte, Inc. (*)	7,213	259,812
		2,247,064
Building Products | 2.3%
Hayward Holdings, Inc. (*)	20,805	314,571
Janus International Group, Inc. (*)	44,324	437,478
		752,049
Capital Markets | 4.9%
Bullish	5,207	331,218
StepStone Group, Inc., Class A	10,446	682,228
Stifel Financial Corp.	5,545	629,191
		1,642,637
Description	Shares	Fair Value
Commercial Services & Supplies | 3.8%
ABM Industries, Inc.	11,953	$551,272
Casella Waste Systems, Inc., Class A (*)	7,551	716,439
		1,267,711
Communications Equipment | 1.3%
Lumentum Holdings, Inc. (*)	2,757	448,591
Construction & Engineering | 2.0%
Legence Corp., Class A	10,296	317,220
Primoris Services Corp.	2,432	333,986
		651,206
Construction Materials | 1.3%
Eagle Materials, Inc.	1,906	444,174
Consumer Finance | 0.8%
Figure Technology Solutions, Inc., Class A	6,932	252,117
Consumer Staples Distribution & Retail | 3.4%
BJ’s Wholesale Club Holdings, Inc. (*)	4,348	405,451
Chefs’ Warehouse, Inc. (*)	5,075	296,025
Guardian Pharmacy Services, Inc., Class A (*)	16,854	442,080
		1,143,556
Containers & Packaging | 2.0%
Graphic Packaging Holding Co.	17,613	344,686
TriMas Corp.	8,168	315,612
		660,298
Electrical Equipment | 1.4%
EnerSys	4,109	464,153
Electronic Equipment, Instruments & Components | 3.4%
Coherent Corp. (*)	7,439	801,329
Mirion Technologies, Inc. (*)	14,642	340,573
		1,141,902

Description	Shares	Fair Value
Lazard Retirement US Small Cap Equity Select Portfolio (continued)
Energy Equipment & Services | 1.5%
Atlas Energy Solutions, Inc.	16,752	$190,470
Cactus, Inc., Class A	8,111	320,141
		510,611
Entertainment | 1.7%
Roku, Inc. (*)	5,784	579,152
Ground Transportation | 1.2%
Landstar System, Inc.	3,391	415,601
Health Care Equipment & Supplies | 3.8%
Enovis Corp. (*)	17,026	516,569
Inspire Medical Systems, Inc. (*)	3,592	266,526
TransMedics Group, Inc. (*)	4,349	487,958
		1,271,053
Health Care Technology | 3.0%
Doximity, Inc., Class A (*)	4,811	351,924
Evolent Health, Inc., Class A (*)	47,395	400,962
Schrodinger, Inc. (*)	11,913	238,975
		991,861
Hotels, Restaurants & Leisure | 4.3%
First Watch Restaurant Group, Inc. (*)	44,818	700,954
Kura Sushi USA, Inc., Class A (*)	5,389	320,160
Wyndham Hotels & Resorts, Inc.	5,159	412,204
		1,433,318
Household Durables | 1.3%
Meritage Homes Corp.	6,020	436,029
Insurance | 3.1%
First American Financial Corp.	10,867	698,096
Reinsurance Group of America, Inc.	1,739	334,114
		1,032,210
Interactive Media & Services | 1.8%
Cars.com, Inc. (*)	24,939	304,754
Description	Shares	Fair Value
MediaAlpha, Inc., Class A (*)	25,215	$286,947
		591,701
IT Services | 2.8%
DigitalOcean Holdings, Inc. (*)	27,476	938,580
Leisure Products | 1.4%
Brunswick Corp.	7,238	457,731
Life Sciences Tools & Services | 0.7%
Maravai LifeSciences Holdings, Inc., Class A (*)	85,457	245,262
Machinery | 6.2%
Gates Industrial Corp. PLC (*)	18,633	462,471
Middleby Corp. (*)	4,329	575,454
Nordson Corp.	2,074	470,694
Toro Co.	7,230	550,926
		2,059,545
Media | 1.2%
NIQ Global Intelligence PLC	24,597	386,173
Oil, Gas & Consumable Fuels | 2.1%
Antero Resources Corp. (*)	10,841	363,824
Magnolia Oil & Gas Corp., Class A	13,752	328,260
		692,084
Pharmaceuticals | 0.7%
Axsome Therapeutics, Inc. (*)	2,012	244,357
Retail REITs | 2.0%
Brixmor Property Group, Inc.	23,626	653,968
Semiconductors & Semiconductor Equipment | 5.2%
Credo Technology Group Holding Ltd. (*)	1,842	268,214
Diodes, Inc. (*)	9,939	528,854
Onto Innovation, Inc. (*)	3,078	397,739
Rambus, Inc. (*)	5,108	532,254
		1,727,061

Description	Shares	Fair Value
Lazard Retirement US Small Cap Equity Select Portfolio (concluded)
Software | 3.3%
SPS Commerce, Inc. (*)	5,399	$562,252
Zeta Global Holdings Corp., Class A (*)	27,336	543,166
		1,105,418
Specialized REITs | 2.4%
CubeSmart	19,778	804,173
Specialty Retail | 2.0%
Floor & Decor Holdings, Inc., Class A (*)	9,264	682,757
Textiles, Apparel & Luxury Goods | 1.4%
Kontoor Brands, Inc.	5,888	469,686
Total Common Stocks (Cost $31,549,432)		33,069,877

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 1.0%
Fixed Income Clearing Corp., 4.19%, 10/01/25 (Dated 09/30/25, collateralized by $340,100 United States Treasury Note, 3.875%, 08/15/34, with a fair value of $336,771) Proceeds of $330,038 (Cost $330,000)	$330	$330,000
Description	Shares	Fair Value
Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $17,572)	17,572	$17,572
Total Investments | 100.1% (Cost $31,897,004)		$33,417,449
Liabilities in Excess of Cash and Other Assets | (0.1)%		(26,365)
Net Assets | 100.0%		$33,391,084

(*)	Non-income producing security.

Lazard Retirement Series, Inc. Notes to Portfolio of Investments
September 30, 2025 (unaudited)

Asset Class/Sector	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement US Small Cap Equity Select Portfolio
Equity
Communication Services	9.0%	7.0%	4.3%	4.7%
Consumer Discretionary	9.4	7.4	11.2	12.8
Consumer Staples	7.0	6.6	7.5	3.4
Energy	5.5	1.3	1.0	3.6
Financials	25.4	14.4	22.2	17.4
Health Care	4.0	6.7	9.2	14.9
Industrials	6.3	8.7	19.5	18.6
Information Technology	22.1	15.8	10.9	16.0
Materials	6.9	2.6	7.6	3.3
Real Estate	—	1.4	0.9	4.4
Sovereign Debt	—	20.3	—	—
U.S. Municipal Bonds	—	0.7	—	—
U.S. Treasury Securities	—	3.7	—	—
Utilities	1.8	2.4	2.9	—
Other (includes short-term investments)	2.6	1.0	2.8	0.9
Total	100.0%	100.0%	100.0%	100.0%

Security Abbreviations:
ADR	- American Depositary Receipt
CDI	- CHESS Depositary Interest
CDOR	- Canadian Dollar Offered Rate
ETF	- Exchange-Traded Fund
EURIBOR	- Euro Interbank Offered Rate
GDR	- Global Depositary Receipt
ICE	- Intercontinental Exchange
NIBOR	- Norway Interbank Offered Rate
PJSC	- Public Joint Stock Company
PRIBOR	- Prague Interbank Offered Rate
REIT	- Real Estate Investment Trust
SOFR	- Secured Overnight Financing Rate
WIBOR	- Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
CLP	- Chilean Peso
CNY	- Chinese Renminbi
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound Sterling
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican New Peso
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
PEN	- Peruvian Nuevo Sol
PLN	- Polish Zloty
RON	- New Romanian Leu
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- New Turkey Lira
USD	- United States Dollar

Counterparty Abbreviations:
CIT	- Citibank N.A.
HSB	- HSBC Bank USA N.A.
JPM	- JPMorgan Chase Bank N.A.
MSC	- Morgan Stanley & Co.
SSB	- State Street Bank & Trust Co.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	November 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	November 24, 2025

By:	/s/ Christina Kennedy
Christina Kennedy
Chief Financial Officer

Date:	November 24, 2025